Other Revenues (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Other Revenues by Type of Service

Other revenues by type of service is as follows:

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Logistic services revenue	2,148	1,813	1,752
Promotion services revenue	7,772	926	167
Online direct sales	208	—	96
Others	4,782	5,593	4,071
Total	14,910	8,332	6,086